Description of Business, Spin-Off and Basis of Presentation	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business, Spin-Off and Basis of Presentation
Note 1. Description of Business, Spin-Off and Basis of Presentation

Description of Business

Exterran Corporation (together with its subsidiaries, “Exterran Corporation,” “our,” “we” or “us”), a Delaware corporation formed in March 2015, is a global systems and process company offering solutions in the oil, gas, water and power markets. We are a market leader in natural gas processing and treatment and compression products and services, providing critical midstream infrastructure solutions to customers throughout the world. Outside the United States of America (“U.S.”), we are a leading provider of full-service natural gas contract compression, and a supplier of aftermarket parts and services. We provide these products and services to a global customer base consisting of companies engaged in all aspects of the oil and natural gas industry, including large integrated oil and natural gas companies, national oil and natural gas companies, independent oil and natural gas producers and oil and natural gas processors, gatherers and pipeline operators. We operate in three primary business lines: contract operations, aftermarket services and product sales. In our contract operations business line, we own and operate natural gas compression equipment and crude oil and natural gas production and processing equipment on behalf of our customers outside of the U.S. In our aftermarket services business line, we sell parts and components and provide operations, maintenance, overhaul, upgrade, commissioning and reconfiguration services to customers outside of the U.S. who own their own compression, production, processing, treating and related equipment. In our product sales business line, we design, engineer, manufacture, install and sell natural gas compression packages as well as equipment used in the production, treating and processing of crude oil and natural gas to our customers throughout the world and for use in our contract operations business line. We also offer our customers, on either a contract operations basis or a sale basis, the engineering, design, project management, procurement and construction services necessary to incorporate our products into production, processing and compression facilities, which we refer to as integrated projects.

Spin-off

On November 3, 2015, Archrock, Inc. (named Exterran Holdings, Inc. prior to November 3, 2015) (“Archrock”) completed the spin-off (the “Spin-off”) of its international contract operations, international aftermarket services (the international contract operations and international aftermarket services businesses combined are referred to as the “international services businesses” and include such activities conducted outside of the U.S.) and global fabrication businesses into an independent, publicly traded company named Exterran Corporation. We refer to the global fabrication business previously operated by Archrock as our product sales business. To effect the Spin-off, on November 3, 2015, Archrock distributed, on a pro rata basis, all of our shares of common stock to its stockholders of record as of October 27, 2015 (the “Record Date”). Archrock shareholders received one share of Exterran Corporation common stock for every two shares of Archrock common stock held at the close of business on the Record Date. Pursuant to the separation and distribution agreement with Archrock and certain of our and Archrock’s respective affiliates, on November 3, 2015, we transferred cash of $532.6 million to Archrock. Our Registration Statement on Form 10, as amended, was declared effective on October 21, 2015. On November 4, 2015, Exterran Corporation common stock began “regular-way” trading on the New York Stock Exchange under the stock symbol “EXTN.” Following the completion of the Spin-off, we and Archrock became and continue to be independent, publicly traded companies with separate boards of directors and management.

Basis of Presentation

The accompanying consolidated and combined financial statements of Exterran Corporation included herein have been prepared in accordance with generally accepted accounting principles in the U.S. (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”). All financial information presented for periods after the Spin-off represents our consolidated results of operations, financial position and cash flows (referred to as the “consolidated financial statements”) and all financial information for periods prior to the Spin-off represents our combined results of operations, financial position and cash flows (referred to as the “combined financial statements”). Accordingly:

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Our consolidated and combined statements of operations, comprehensive income, cash flows and stockholders’ equity for the year ended December 31, 2015 consist of (i) the combined results of Archrock’s international services and product sales businesses for the period between January 1, 2015 and November 3, 2015 and (ii) the consolidated results of Exterran Corporation for periods subsequent to November 3, 2015.

•	Our consolidated balance sheets at December 31, 2017 and 2016 consist entirely of our consolidated balances.

The combined financial statements were derived from the accounting records of Archrock and reflect the combined historical results of operations, financial position and cash flows of Archrock’s international services and product sales businesses. The combined financial statements were presented as if such businesses had been combined for periods prior to November 4, 2015. All intercompany transactions and accounts within these statements have been eliminated. Affiliate transactions between the international services and product sales businesses of Archrock and the other businesses of Archrock have been included in the combined financial statements, with the exception of product sales within our wholly owned subsidiary, Exterran Energy Solutions, L.P. (“EESLP”). Prior to the closing of the Spin-off, EESLP also had a fleet of compression units used to provide compression services in the U.S. services business of Archrock. Revenue has not been recognized in the combined statements of operations for the sale of compressor units by us that were used by EESLP to provide compression services to customers of the U.S. services business of Archrock. See Note 17 for further discussion on transactions with affiliates.

The combined statements of operations for periods prior to the Spin-off include expense allocations for certain functions historically performed by Archrock and not allocated to its operating segments, including allocations of expenses related to executive oversight, accounting, treasury, tax, legal, human resources, procurement and information technology. See Note 17 for further discussion regarding the allocation of corporate expenses. Additionally, third party debt of Archrock, other than debt attributable to capital leases, was not allocated to us for any of the periods prior to the Spin-off as we were not the legal obligor of the debt and Archrock’s borrowings were not directly attributable to our business.

We refer to the consolidated and combined financial statements collectively as “financial statements,” and individually as “balance sheets,” “statements of operations,” “statements of comprehensive income (loss),” “statements of stockholders’ equity” and “statements of cash flows” herein.